UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

APRIL 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Liquidity Income ETF | ICSH | BATS
➢	iShares Short Maturity Bond ETF | NEAR | BATS

Fund Performance Overview

iSHARES® LIQUIDITY INCOME ETF

Performance as of April 30, 2014

The iShares Liquidity Income ETF (the “Fund”) seeks to provide current income consistent with preservation of capital. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the period from December 11, 2013 (inception date of the Fund) through April 30, 2014, the total return for the Fund was 0.24%, net of fees, while the total return for the Barclays Short-Term Government/Corporate Index was 0.07%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.24%	0.34%	0.07%

The inception date of the Fund was 12/11/13. The first day of secondary market trading was 12/13/13.

The Barclays Short-Term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (12/11/13) [a]	Ending Account Value (4/30/14)	Expenses Paid During Period [b]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,002.40	$0.69	$1,000.00	$1,023.90	$0.90	0.18%

[a]	The beginning of the period (commencement of operations) is December 11, 2013.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (140 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION As of 4/30/14

Investment Type	Percentage of Total Investments*

Corporate Bonds & Notes	59.22%
Repurchase Agreements	13.56
Certificates of Deposit	11.51
Commercial Paper	9.52
Asset-Backed Securities	6.19

TOTAL	100.00%

BOND CREDIT QUALITY As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	6.19%
Aa2	12.34
Aa3	14.02
A1	9.18
A2	11.61
A3	7.36
Baa1	7.33
Baa2	1.97
P-1	6.48
P-2	5.99
Not Rated	17.53

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® SHORT MATURITY BOND ETF

Performance as of April 30, 2014

The iShares Short Maturity Bond ETF (the “Fund”) seeks to maximize current income by primarily investing in short-term, investment-grade bonds and to maintain an effective duration of one year or less. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 0.63%, net of fees, while the total return for the Barclays Short-Term Government/Corporate Index was 0.13%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.77%	0.85%	0.14%

The inception date of the Fund was 9/25/13. The first day of secondary market trading was 9/26/13.

The Barclays Short-Term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.30	$1.24	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION As of 4/30/14

Investment Type	Percentage of Total Investments*
Corporate Bonds & Notes	56.45%
Asset-Backed Securities	25.19
Mortgage-Backed Securities	13.42
Foreign Government Obligations	2.78
Foreign Agency Obligations	1.57
Municipal Debt Obligations	0.59

TOTAL	100.00%

BOND CREDIT QUALITY As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*
Aaa	18.58
Aa1	2.48
Aa2	0.31
Aa3	2.17
A1	3.71
A2	3.27
A3	3.65
Baa1	19.83
Baa2	15.10
Baa3	12.64
Ba1	0.43
Not Rated	17.83

TOTAL	100.00%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2013 (or commencement of operations, as applicable) and held through April 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® LIQUIDITY INCOME ETF

April 30, 2014

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 6.30%
BMW Vehicle Lease Trust Series 2014-1, Class A2
0.45%, 03/21/16	$375	$375,042
CarMax Auto Owner Trust Series 2014-1, Class A2
0.47%, 02/15/17	250	250,114
CNH Equipment Trust Series 2014-A, Class A2
0.49%, 06/15/17	200	200,099
Ford Credit Auto Owner Trust Series 2014-A, Class A2
0.48%, 11/15/16	100	100,034
Hyundai Auto Receivables Trust Series 2014-A, Class A2
0.46%, 01/16/17	200	200,121
Mercedes-Benz Auto Lease Trust Series 2014-A, Class A2A
0.48%, 06/15/16	250	250,059
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2
0.42%, 03/20/17[a]	200	199,980

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,574,943)		1,575,449

CERTIFICATES OF DEPOSIT —11.69%
Bank of Nova Scotia
0.68%, 09/11/15	571	573,261
Credit Industriel Et Commercial
0.52%, 04/14/15	500	499,950
Credit Suisse New York
0.52%, 01/23/15	250	250,278
0.56%, 08/24/15	250	249,838
Sumitomo Mitsui Banking Corp.
0.63%, 04/01/15	1,050	1,052,722
Svenska Handelsbanken AB
0.40%, 12/19/14	300	300,162

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,925,496)		2,926,211

Security	Principal (000s)	Value

COMMERCIAL PAPER[e] — 9.68%
Daimler Finance North America LLC
0.61%, 02/02/15	$300	$298,825
DIRECTV Holdings LLC
0.40%, 07/07/14	225	224,881
Electricite de France
0.55%, 01/02/15	500	498,498
Enbridge Inc.
0.32%, 06/25/14	250	249,895
Natexis Banques Populaires
0.40%, 05/23/14	400	399,967
Vodafone Group PLC
0.41%, 06/25/14	750	749,684

TOTAL COMMERCIAL PAPER
(Cost: $2,420,795)		2,421,750

CORPORATE BONDS & NOTES — 60.18%

CAPITAL MARKETS — 5.84%
Credit Suisse (USA) Inc.
4.88%, 01/15/15	435	448,494
Deutsche Bank AG London
3.45%, 03/30/15[b]	500	513,678
Morgan Stanley
6.00%, 05/13/14	500	500,619

		1,462,791
COMMERCIAL BANKS — 28.85%
Australia and New Zealand Banking Group Ltd.
0.61%, 01/10/17[c,d]	250	250,273
Bank of America N.A.
0.71%, 11/14/16[d]	275	275,621
Bank of Montreal
0.71%, 09/11/15[d]	350	351,474
Barclays Bank PLC
2.75%, 02/23/15	300	305,651
BNP Paribas SA
2.98%, 12/20/14[d]	750	762,334
BPCE SA
0.73%, 07/15/15[d]	500	500,728
1.08%, 02/10/17[d]	250	251,433

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LIQUIDITY INCOME ETF

April 30, 2014

Security	Principal (000s)	Value
Commonwealth Bank of Australia
0.45%, 12/04/15[c,d]	$250	$250,124
0.73%, 09/20/16[c,d]	250	251,246
1.00%, 09/18/15[c,d]	450	454,087
ING Bank NV
0.50%, 02/24/15[c,d]	500	499,925
National Australia Bank Ltd.
0.67%, 12/02/16[c,d]	600	602,154
Nordea Bank AB
2.25%, 03/20/15[c]	400	406,651
Royal Bank of Canada
0.45%, 12/16/15[d]	300	300,343
Svenska Handelsbanken AB
0.68%, 03/21/16[d]	400	401,897
Wells Fargo & Co.
0.43%, 10/28/15[d]	600	600,020
Westpac Banking Corp.
0.99%, 09/25/15[d]	750	756,463

		7,220,424
COMPUTERS & PERIPHERALS — 2.00%
Hewlett-Packard Co.
0.63%, 05/30/14[d]	500	500,090

		500,090
CONSUMER FINANCE — 3.02%
American Express Credit Corp.
1.33%, 06/12/15[d]	500	505,459
Toyota Motor Credit Corp.
0.38%, 09/18/15[d]	250	250,350

		755,809
DIVERSIFIED FINANCIAL SERVICES — 8.92%
Banque Federative du Credit Mutuel SA
1.08%, 01/20/17[c,d]	500	502,689
General Electric Capital Corp.
0.43%, 01/08/16[d]	200	200,023
0.43%, 05/11/16[d]	150	149,947
0.83%, 01/08/16[d]	350	352,329
1.11%, 05/09/16[b,d]	170	172,178
Volkswagen International Finance NV
0.83%, 11/20/14[c,d]	350	351,048
1.63%, 03/22/15[c]	500	505,422

		2,233,636

Security	Principal (000s)	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.03%
BellSouth Corp.
5.20%, 09/15/14	$500	$508,596

		508,596
FOOD & STAPLES RETAILING — 2.01%
Walgreen Co.
1.00%, 03/13/15	500	502,267

		502,267
INSURANCE — 1.08%
Prudential Financial Inc. Series B
5.10%, 09/20/14	265	269,727

		269,727
MEDIA — 2.06%
NBCUniversal Media LLC
3.65%, 04/30/15	500	516,086

		516,086
METALS & MINING — 2.00%
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14	500	500,000

		500,000
OIL, GAS & CONSUMABLE FUELS — 2.37%
Devon Energy Corp.
0.68%, 12/15/15[d]	250	250,646
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	127	129,844
Series I
5.00%, 03/01/15	205	212,613

		593,103

TOTAL CORPORATE BONDS & NOTES (Cost: $15,045,372)		15,062,529

REPURCHASE AGREEMENTS — 13.78%
Barclays Capital Inc., 0.50%, 6/24/14 (Purchased on 3/26/14 to be repurchased at $500,625, collateralized by various corporate debt obligations, 6.13% to 8.45%, due 6/15/18 to 12/29/49, par and fair value of $574,334 and $589,776, respectively)	500	500,000

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® LIQUIDITY INCOME ETF

April 30, 2014

Security	Principal (000s)	Value

Citigroup Global Markets Inc., 0.43%, 5/01/14 (Purchased on 12/16/13 to be repurchased at $1,001,511, collateralized by U.S. Treasury obligations, 3.63%, due 8/15/43, par and fair value of $982,300 and $1,014,579, respectively)	$1,000	$1,000,000
Morgan Stanley & Co. LLC, 0.48%, 6/19/14 (Purchased on 3/21/14 to be repurchased at $600,600, collateralized by various U.S. government agency obligations, 0.00% to 6.49%, due 12/25/36 to 12/25/43, par and fair value of $4,350,532 and $652,878, respectively)	600	600,000
RBS Securities Inc., 1.00%, 5/05/14 (Purchased on 3/04/14 to be repurchased at $500,861, collateralized by U. S. government agency obligations, 2.42% to 5.59%, due 11/20/59 to 4/01/64, par and fair value of $580,000 and $515,650, respectively)	500	500,000
SG Americas Securities LLC, 0.32%, 5/01/14 (Purchased on 1/09/14 to be repurchased at $850,183, collateralized by various corporate debt obligations, 2.15% to 8.50%, due 4/01/15 to 3/01/23, par and fair value of $685,977 and $893,029, respectively)	850	850,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $3,450,000)		3,450,000

Security	Shares (000s)	Value

MONEY MARKET FUNDS — 2.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	560	$559,529
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	43	43,096

TOTAL MONEY MARKET FUNDS
(Cost: $602,625)		602,625

TOTAL INVESTMENTS IN SECURITIES — 104.04%
(Cost: $26,019,231)		26,038,564
Other Assets, Less Liabilities — (4.04)%		(1,009,924)

NET ASSETS — 100.00%		$25,028,640

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Rates shown are discount rates paid at the time of purchase.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2014

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 24.90%
ACAS CLO Ltd. Series 2007-1A, Class A1S
0.44%, 04/20/21[a,b]	$1,000	$987,086
American Credit Acceptance Receivables Trust Series 2014-1, Class A
1.14%, 03/12/18[a]	749	749,142
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/16	250	253,207
Series 2012-3, Class D
3.03%, 07/09/18	1,700	1,757,674
ARI Fleet Lease Trust Series 2014-A, Class A2
0.81%, 11/15/22[a]	1,045	1,042,184
Chase Issuance Trust Series 2013-A9, Class A
0.57%, 11/16/20[b]	2,000	2,004,556
Chatham Light CLO Ltd. Series 2005-2A, Class B
0.94%, 08/03/19[a,b]	2,000	1,964,768
Chesapeake Funding LLC Series 2012-1A, Class B
1.75%, 11/07/23[a,b]	1,635	1,654,197
CNH Wholesale Master Note Trust Series 2013-2A, Class B
1.06%, 08/15/19[a,b]	300	300,000
Cornerstone CLO Ltd. Series 2007-1A, Class A1S
0.45%, 07/15/21[a,b]	500	489,938
Credit Acceptance Auto Loan Trust Series 2012-1A, Class A
2.20%, 09/16/19[a]	431	433,359
DT Auto Owner Trust Series 2014-1A, Class B
1.43%, 03/15/18[a]	2,000	2,005,870
Ford Credit Auto Owner Trust Series 2012-B, Class D
2.93%, 10/15/18 (Call 06/15/16)	1,790	1,853,366

Security	Principal (000s)	Value

Ford Credit Floorplan Master Owner Trust A
Series 2010-3, Class C
4.99%, 02/15/17[a]	$150	$155,025
Series 2012-2, Class D
3.50%, 01/15/19	1,885	1,982,635
Series 2012-4, Class B
0.94%, 09/15/16	1,505	1,507,408
Series 2012-4, Class D
2.09%, 09/15/16	515	517,375
Series 2013-3, Class A1
0.79%, 06/15/17	1,240	1,244,130
GE Capital Credit Card Master Note Trust Series 2011-2, Class A
0.63%, 05/15/19[b]	2,280	2,279,907
HLSS Servicer Advance Receivables Trust Series 2014-T1, Class AT1
1.24%, 01/17/45[a]	1,000	1,000,800
Katonah Ltd. Series 2007-10A, Class A2B
0.47%, 04/17/20[a,b]	1,883	1,863,050
Nationstar Mortgage Advance Receivables Trust Series 2013-T2A, Class A2
1.68%, 06/20/46[a]	140	139,328
Palmer Square CLO Ltd. Series 2014-1A, Class A1
1.00%, 10/17/22[a,b]	2,500	2,500,000
PFS Financing Corp.
Series 2014-AA, Class A
0.75%, 02/15/19[a,b]	1,000	1,001,158
Series 2014-AA, Class B
1.10%, 02/15/19[a,b]	1,100	1,099,708
Regatta Funding Ltd. Series 2007-1A, Class A1L
0.48%, 06/15/20[a,b]	1,383	1,362,131
Santander Drive Auto Receivables Trust
Series 2012-2, Class D
3.87%, 02/15/18 (Call 02/15/16)	2,000	2,090,520

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Series 2012-AA, Class C
1.78%, 11/15/18[a]	$650	$654,490
Series 2012-AA, Class D
2.46%, 12/17/18 (Call 06/15/16)[a]	2,500	2,522,157
Series 2013-1, Class C
1.76%, 01/15/19	2,250	2,264,227
Series 2013-2, Class B
1.33%, 03/15/18	2,400	2,412,276
Series 2013-3, Class A3
0.70%, 10/16/17	1,000	1,002,094
Series 2013-5, Class A2B
0.54%, 04/17/17[b]	500	500,389
Series 2013-5, Class B
1.55%, 10/15/18	775	774,527
Series 2014-S1, Class R
1.42%, 08/16/18[a,c]	1,297	1,297,472
SLM Student Loan Trust
Series 2004-A, Class A2
0.43%, 03/16/20[b]	973	969,032
Series 2006-4, Class A5
0.33%, 10/27/25[b]	3,100	3,067,968
Series 2006-A, Class A4
0.42%, 12/15/23[b]	1,125	1,110,465
Series 2011-C, Class A2A
3.40%, 10/17/44[a,b]	2,000	2,155,172
Series 2012-A, Class A1
1.55%, 08/15/25[a,b]	1,188	1,203,227
Series 2012-C, Class A1
1.26%, 08/15/23[a,b]	1,366	1,373,360
Series 2012-E, Class A1
0.90%, 10/16/23[a,b]	1,112	1,114,185
Series 2012-E, Class A2B
1.91%, 06/15/45[a,b]	250	257,386
Series 2013-A, Class A2B
1.21%, 05/17/27[a,b]	265	266,380
Series 2013-B, Class A1
0.80%, 07/15/22[a,b]	1,508	1,511,283
Series 2013-C, Class A1
1.00%, 02/15/22[a,b]	2,098	2,108,524
Series 2014-A, Class A1
0.75%, 07/15/22[a,b]	451	451,615

TOTAL ASSET-BACKED SECURITIES
(Cost: $61,180,765)		61,254,751

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.26%

MORTGAGE-BACKED SECURITIES — 13.26%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2005-4, Class A5A
4.93%, 07/10/45	$526	$547,481
Series 2006-2, Class A4
5.92%, 05/10/45[b]	1,925	2,077,360
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY, Class A
1.21%, 09/15/26[a,b]	525	525,992
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PWR7, Class A3
5.12%, 02/11/41[b]	3,000	3,063,360
Series 2005-PWR8, Class A4
4.67%, 06/11/41	240	247,539
Series 2006-PW12, Class A4
5.90%, 09/11/38[b]	1,250	1,356,234
Series 2006-PW14, Class A1A
5.19%, 12/11/38	221	240,742
Series 2007-PW15, Class A1A
5.32%, 02/11/44	261	283,157
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4
5.43%, 10/15/49	2,000	2,176,286
COMM Mortgage Trust Series 2006-C7, Class A4
5.94%, 06/10/46[b]	1,907	2,063,990
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class A3
5.31%, 12/15/39	500	541,545
Series 2007-TF2A, Class A1
0.33%, 04/15/22[a,b]	816	809,762
Series 2014-SURF, Class A
1.01%, 02/15/29[a,b]	2,000	2,002,480
DBRR Trust Series 2013-EZ2, Class A
0.85%, 02/25/45 (Call 10/17/14)[a,b,c]	2,184	2,180,665

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2014

Security	Principal (000s)	Value

FCT Marsollier Mortgages Series 2009-1, Class A
0.82%, 09/27/50[b,c,d]	EUR 615	$846,752
GMAC Commercial Mortgage Securities Inc. Series 2006-C1, Class A1A
5.23%, 11/10/45[b]	$1,850	1,958,701
Granite Master Issuer PLC
Series 2006-1A, Class A5
0.29%, 12/20/54[a,b]	780	772,050
Series 2006-3, Class A4
0.23%, 12/20/54[b]	615	608,196
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A4
5.42%, 01/12/43[b]	801	845,476
Series 2006-LDP6, Class A4
5.48%, 04/15/43[b]	960	1,027,681
Series 2007-CB18, Class A1A
5.43%, 06/12/47[b]	250	274,949
Series 2007-CB18, Class A4
5.44%, 06/12/47	2,000	2,186,608
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.35%, 11/15/38	525	574,540
Series 2007-C2, Class A3
5.43%, 02/15/40	1,989	2,189,046
Morgan Stanley Capital I Inc.
Series 2006-IQ12, Class A1A
5.32%, 12/15/43	412	449,490
Series 2007-T25, Class A3
5.51%, 11/12/49[b]	500	550,153
Morgan Stanley Re-REMIC Trust Series 2011-IO, Class B
0.00%, 03/23/51[a,c]	1,750	1,699,687
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/45[b]	250	267,205
Series 2006-C29, Class A1A
5.30%, 11/15/48	239	262,067

		32,629,194

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $32,583,169)		32,629,194

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 55.80%

AUTOMOBILES — 0.41%
Nissan Motor Acceptance Corp.
0.79%, 03/03/17[a,b]	$250	$250,562
0.94%, 09/26/16[a,b]	750	754,807

		1,005,369
BEVERAGES — 0.12%
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	305,089

		305,089
BIOTECHNOLOGY — 0.06%
Genentech Inc.
4.75%, 07/15/15	138	144,876

		144,876
CAPITAL MARKETS — 4.12%
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.30%, 10/30/15	700	746,785
Goldman Sachs Group Inc. (The)
0.68%, 03/22/16[b]	4,665	4,659,262
1.60%, 11/23/15[e]	1,400	1,414,654
Morgan Stanley
1.48%, 02/25/16[b]	1,750	1,775,165
4.20%, 11/20/14[e]	500	510,150
5.38%, 10/15/15	600	639,086
6.00%, 04/28/15	370	389,284

		10,134,386
CHEMICALS — 0.10%
Ecolab Inc.
1.00%, 08/09/15	250	251,165

		251,165
COMMERCIAL BANKS — 7.62%
ABN AMRO Bank NV
1.03%, 10/28/16[a,b]	635	639,540
BNP Paribas SA
0.82%, 12/12/16[b,e]	750	754,666
BPCE SA
1.08%, 02/10/17[b]	1,000	1,005,730
Danske Bank A/S
3.75%, 04/01/15[a]	1,000	1,028,280
Deutsche Bank Financial LLC
5.38%, 03/02/15	1,100	1,141,118

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Fifth Third Bancorp
0.65%, 12/20/16[b]	$750	$743,478
Huntington National Bank (The)
0.65%, 04/24/17 (Call 03/25/17)[b]	475	474,661
ING Bank NV
1.18%, 03/07/16[a,b]	800	807,931
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,000	1,028,973
3.63%, 08/12/15[a]	200	205,110
KeyCorp
3.75%, 08/13/15	2,250	2,336,508
Lloyds Bank PLC
4.38%, 01/12/15[a]	1,975	2,027,851
Regions Financial Corp.
7.75%, 11/10/14	750	778,125
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	1,000	1,028,601
Sumitomo Mitsui Trust Bank Ltd.
1.01%, 09/16/16[a,b]	500	503,763
Union Bank N.A.
0.99%, 09/26/16[b]	1,000	1,010,723
Wachovia Corp./Wells Fargo & Co.
0.60%, 10/15/16[b]	3,250	3,241,836

		18,756,894
COMPUTERS & PERIPHERALS — 0.95%
Hewlett-Packard Co.
2.13%, 09/13/15	1,750	1,782,427
2.35%, 03/15/15[e]	550	558,548

		2,340,975
CONSUMER FINANCE — 5.31%
Asciano Finance Ltd.
3.13%, 09/23/15[a]	1,185	1,213,419
Capital One Financial Corp.
1.00%, 11/06/15	970	972,193
2.15%, 03/23/15	1,250	1,268,450
5.50%, 06/01/15	1,250	1,312,200
Ford Motor Credit Co. LLC
1.49%, 05/09/16[b]	1,500	1,524,564
1.70%, 05/09/16	250	253,034
3.88%, 01/15/15	2,500	2,557,640
5.63%, 09/15/15	260	276,695
12.00%, 05/15/15	1,200	1,338,375

Security	Principal (000s)	Value

HSBC Finance Corp.
0.67%, 06/01/16[b]	$1,275	$1,274,535
5.00%, 06/30/15	1,025	1,073,461

		13,064,566
DIVERSIFIED FINANCIAL SERVICES — 7.48%
Bank of America Corp.
1.05%, 03/22/16[b]	2,750	2,768,164
1.35%, 11/21/16	300	300,612
3.70%, 09/01/15[e]	1,000	1,037,543
Series B
5.30%, 09/30/15	700	742,910
Banque Federative du Credit Mutuel SA
1.08%, 01/20/17[a,b]	1,000	1,005,379
Citigroup Inc.
1.19%, 07/25/16[b]	975	985,386
4.75%, 05/19/15	500	521,210
5.00%, 09/15/14	200	203,209
6.01%, 01/15/15	2,200	2,281,950
Daimler Finance North America LLC
1.30%, 07/31/15[a]	500	504,685
Harley-Davidson Financial Services Inc.
1.15%, 09/15/15[a]	1,200	1,206,352
Harley-Davidson Funding Corp.
5.75%, 12/15/14[a]	1,175	1,210,240
J.P. Morgan Chase & Co.
0.85%, 02/26/16[b]	1,575	1,583,272
5.15%, 10/01/15	500	529,622
5.25%, 05/01/15	2,150	2,246,599
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,250	1,276,680

		18,403,813
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.53%
Verizon Communications Inc.
1.76%, 09/15/16[b]	3,250	3,344,546
4.90%, 09/15/15	400	423,344

		3,767,890
ELECTRIC UTILITIES — 1.02%
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	2,415	2,510,023

		2,510,023

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2014

Security	Principal (000s)	Value

FOOD & STAPLES RETAILING — 0.08%
CVS Caremark Corp.
3.25%, 05/18/15	$193	$198,095

		198,095
FOOD PRODUCTS — 0.44%
Nabisco Inc.
7.55%, 06/15/15	1,000	1,075,693

		1,075,693
HEALTH CARE EQUIPMENT & SUPPLIES — 0.56%
Covidien International Finance SA
1.35%, 05/29/15	1,000	1,009,062
2.80%, 06/15/15	370	378,697

		1,387,759
HEALTH CARE PROVIDERS & SERVICES — 0.95%
Coventry Health Care Inc.
6.13%, 01/15/15	750	778,460
Express Scripts Holding Co.
2.10%, 02/12/15[e]	500	505,747
WellPoint Inc.
1.25%, 09/10/15	200	201,611
5.25%, 01/15/16	800	859,106

		2,344,924
HOUSEHOLD DURABLES — 0.06%
Whirlpool Corp.
8.60%, 05/01/14	155	155,000

		155,000
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.80%
Southern Power Co.
Series D
4.88%, 07/15/15	1,871	1,960,554

		1,960,554
INSURANCE — 3.30%
American International Group Inc.
2.38%, 08/24/15	1,555	1,585,074
3.00%, 03/20/15	250	255,482
5.05%, 10/01/15	1,187	1,258,599
Hartford Financial Services Group Inc. (The)
4.00%, 03/30/15	2,000	2,061,040
Manulife Financial Corp.
3.40%, 09/17/15	198	205,345

Security	Principal (000s)	Value

Prudential Financial Inc. Series D
4.75%, 09/17/15	$585	$617,179
XLIT Ltd.
5.25%, 09/15/14	2,100	2,135,906

		8,118,625
IT SERVICES — 0.41%
Computer Sciences Corp.
2.50%, 09/15/15	725	739,183
Fiserv Inc.
3.13%, 10/01/15	250	257,899

		997,082
LIFE SCIENCES TOOLS & SERVICES — 2.02%
Agilent Technologies Inc.
5.50%, 09/14/15	1,900	2,015,621
Life Technologies Corp.
4.40%, 03/01/15	1,870	1,927,895
Thermo Fisher Scientific Inc.
3.20%, 05/01/15	1,000	1,024,411

		4,967,927
MEDIA — 2.43%
COX Communications Inc.
5.45%, 12/15/14	1,150	1,183,832
5.50%, 10/01/15	250	266,322
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.55%, 03/15/15	1,145	1,174,080
Interpublic Group of Companies Inc. (The)
6.25%, 11/15/14	2,155	2,222,020
Time Warner Cable Inc.
3.50%, 02/01/15	1,100	1,122,500

		5,968,754
METALS & MINING — 0.83%
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	2,026	2,036,612

		2,036,612
OIL, GAS & CONSUMABLE FUELS — 1.77%
Anadarko Petroleum Corp.
5.75%, 06/15/14	800	804,628
Marathon Oil Corp.
0.90%, 11/01/15	1,200	1,203,402

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2014

Security	Principal (000s)	Value

PC Financial Partnership
5.00%, 11/15/14	$1,507	$1,542,054
Sunoco Inc.
9.63%, 04/15/15	752	812,447

		4,362,531
PAPER & FOREST PRODUCTS — 0.95%
Georgia-Pacific LLC
7.70%, 06/15/15	1,000	1,076,883
International Paper Co.
5.30%, 04/01/15[e]	1,200	1,251,206

		2,328,089
PHARMACEUTICALS — 0.74%
Warner Chilcott Co. LLC
7.75%, 09/15/18 (Call 09/15/14)	1,710	1,816,875

		1,816,875
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.73%
American Tower Corp.
4.63%, 04/01/15	2,100	2,174,101
Boston Properties LP
5.00%, 06/01/15	1,175	1,227,340
5.63%, 04/15/15	200	209,548
ERP Operating LP
6.58%, 04/13/15	570	601,914
HCP Inc.
6.00%, 03/01/15	1,150	1,200,082
7.07%, 06/08/15	1,375	1,469,346
Health Care REIT Inc.
5.88%, 05/15/15	1,500	1,577,805
Nationwide Health Properties Inc.
6.00%, 05/20/15	1,975	2,083,791
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	1,050	1,088,527

		11,632,454
ROAD & RAIL — 4.88%
CSX Corp.
6.25%, 04/01/15	1,250	1,313,111
ERAC USA Finance LLC
5.60%, 05/01/15[a]	1,359	1,422,456
GATX Financial Corp.
5.70%, 04/15/15[e]	1,000	1,044,566
JB Hunt Transport Services Inc.
3.38%, 09/15/15	422	434,187

Security	Principal (000s)	Value

Kansas City Southern de Mexico SA de CV
0.93%, 10/28/16[b]	$1,000	$1,002,972
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 07/11/14[a]	611	612,987
3.13%, 05/11/15[a]	3,255	3,329,188
Ryder System Inc.
3.15%, 03/02/15	1,385	1,413,455
7.20%, 09/01/15	1,000	1,080,271
Union Pacific Railroad Co. 2004-2 Pass Through Trust
5.21%, 09/30/14[a]	350	355,080

		12,008,273
SPECIALTY RETAIL — 0.63%
AutoZone Inc.
5.75%, 01/15/15	1,500	1,552,922

		1,552,922
THRIFTS & MORTGAGE FINANCE — 0.11%
AmSouth Bank N.A.
Series AI
5.20%, 04/01/15	250	259,063

		259,063
TOBACCO — 0.49%
Altria Group Inc.
4.13%, 09/11/15	200	209,274
BAT International Finance PLC
1.40%, 06/05/15[a]	1,000	1,008,535

		1,217,809
TRADING COMPANIES & DISTRIBUTORS — 0.35%
GATX Corp.
4.75%, 05/15/15	825	857,955

		857,955
WIRELESS TELECOMMUNICATION SERVICES — 0.55%
America Movil SAB de CV
5.75%, 01/15/15[e]	1,300	1,342,250

		1,342,250

TOTAL CORPORATE BONDS & NOTES
(Cost: $137,107,891)		137,274,292

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2014

Security	Principal or Shares (000s)	Value

FOREIGN AGENCY OBLIGATIONS[f] — 1.56%

SOUTH KOREA — 1.56%
Korea Hydro & Nuclear Power Co. Ltd.
6.25%, 06/17/14[a]	$1,800	$1,811,570
Korea National Oil Corp.
5.38%, 07/30/14[a]	2,000	2,021,904

		3,833,474

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $3,835,718)		3,833,474

FOREIGN GOVERNMENT OBLIGATIONS — 2.75%

MEXICO — 2.75%
United Mexican States
0.00%, 06/26/14	MXN 40,000	3,040,354
0.00%, 07/10/14	MXN 49,000	3,718,744

		6,759,098

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $6,799,684)		6,759,098

MUNICIPAL DEBT OBLIGATIONS — 0.59%

CALIFORNIA — 0.59%
State of California GO
0.85%, 02/01/15	$1,435	1,442,261

		1,442,261

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,436,609)		1,442,261

MONEY MARKET FUNDS — 2.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[g,h,i]	1,863	1,863,450
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[g,h,i]	4,182	4,182,084

TOTAL MONEY MARKET FUNDS
(Cost: $6,045,534)		6,045,534

Value
TOTAL INVESTMENTS IN SECURITIES — 101.32%
(Cost: $248,989,370)	$249,238,604
Other Assets, Less Liabilities — (1.32)%	(3,236,694)

NET ASSETS — 100.00%	$246,001,910

EUR — Euro

GO — General Obligation

MXN — Mexican Peso

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	All or a portion of this security represents a security on loan. See Note 1.
[f]	Investments are denominated in U.S. dollars.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of April 30, 2014 were as follows:

Currency to be Delivered	Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
MXN 39,270,000	USD 3,005,112	6/26/2014	CITI	$17,500

				17,500

EUR 612,000	USD 845,392	7/23/2014	WESTPAC	(3,031)
MXN 48,162,000	USD 3,655,890	7/10/2014	CITI	(4,071)

				(7,102)

	Net Unrealized Appreciation			$10,398

Counterparties:

CITI — Citigroup Inc.

WESTPAC — Westpac Banking Corporation

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

April 30, 2014

	iShares Liquidity Income ETF	iShares Short Maturity Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$21,966,606	$242,943,836
Repurchase agreements — unaffiliated	3,450,000	—
Affiliated (Note 2)	602,625	6,045,534

Total cost of investments	$26,019,231	$248,989,370

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$21,985,939	$243,193,070
Repurchase agreements — unaffiliated	3,450,000	—
Affiliated (Note 2)	602,625	6,045,534

Total fair value of investments	26,038,564	249,238,604
Foreign currency, at value[b]	—	8,630
Receivables:
Interest	69,226	1,558,732
Unrealized appreciation on forward currency contracts (Note 1)	—	17,500

Total Assets	26,107,790	250,823,466

LIABILITIES
Payables:
Investment securities purchased	454,895	2,758,806
Collateral for securities on loan (Note 1)	602,625	2,006,978
Due to custodian	17,928	—
Investment advisory fees (Note 2)	3,702	48,670
Unrealized depreciation on forward currency contracts (Note 1)	—	7,102

Total Liabilities	1,079,150	4,821,556

NET ASSETS	$25,028,640	$246,001,910

Net assets consist of:
Paid-in capital	$25,000,951	$245,550,800
Undistributed net investment income	7,820	171,837
Undistributed net realized gain	536	19,381
Net unrealized appreciation	19,333	259,892

NET ASSETS	$25,028,640	$246,001,910

Shares outstanding[c]	500,000	4,900,000

Net asset value per share	$50.06	$50.20

[a]	Securities on loan with values of $585,918 and $1,963,375 respectively. See Note 1.
[b]	Cost of foreign currency: $ — and $8,370, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended April 30, 2014

	iShares Liquidity Income ETF[a]	iShares Short Maturity Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$48,816	$1,033,268
Interest — affiliated (Note 2)	—	5,406
Securities lending income — affiliated (Note 2)	24	278

Total investment income	48,840	1,038,952

EXPENSES
Investment advisory fees (Note 2)	16,972	227,911

Total expenses	16,972	227,911

Net investment income	31,868	811,041

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	536	22,583
Foreign currency transactions	—	(3,517)

Net realized gain	536	19,066

Net change in unrealized appreciation/depreciation on:
Investments	19,333	230,564
Forward currency contracts	—	7,213
Translation of assets and liabilities in foreign currencies	—	260

Net change in unrealized appreciation/depreciation	19,333	238,037

Net realized and unrealized gain	19,869	257,103

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,737	$1,068,144

[a]	For the period from December 11, 2013 (commencement of operations) to April 30, 2014.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Liquidity Income ETF	iShares Short Maturity Bond ETF
	Period from December 11, 2013[a] to April 30, 2014 (Unaudited)	Six months ended April 30, 2014 (Unaudited)	Period from September 25, 2013[a] to October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,868	$811,041	$26,162
Net realized gain (loss)	536	19,066	(829)
Net change in unrealized appreciation/depreciation	19,333	238,037	21,855

Net increase in net assets resulting from operations	51,737	1,068,144	47,188

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,048)	(664,222)	—

Total distributions to shareholders	(24,048)	(664,222)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,000,951	163,033,350	102,586,403
Cost of shares redeemed	—	(20,068,953)	—

Net increase in net assets from capital share transactions	25,000,951	142,964,397	102,586,403

INCREASE IN NET ASSETS	25,028,640	143,368,319	102,633,591

NET ASSETS
Beginning of period	—	102,633,591	—

End of period	$25,028,640	$246,001,910	$102,633,591

Undistributed net investment income included in net assets at end of period	$7,820	$171,837	$25,018

SHARES ISSUED AND REDEEMED
Shares sold	500,000	3,250,000	2,050,000
Shares redeemed	—	(400,000)	—

Net increase in shares outstanding	500,000	2,850,000	2,050,000

[a]	Commencement of operations.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout the period)

iShares Liquidity Income ETF

Period from Dec. 11, 2013[a] to Apr. 30, 2014 (Unaudited)
Net asset value, beginning of period	$49.99

Income from investment operations:
Net investment income[b]	0.06
Net realized and unrealized gain[c]	0.06

Total from investment operations	0.12

Less distributions from:
Net investment income	(0.05)

Total distributions	(0.05)

Net asset value, end of period	$50.06

Total return	0.24%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,029
Ratio of expenses to average net assets[e]	0.18%
Ratio of net investment income to average net assets[e]	0.34%
Portfolio turnover rate[f]	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Short Maturity Bond ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Period from Sep. 25, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.07	$50.00

Income from investment operations:
Net investment income[b]	0.22	0.02
Net realized and unrealized gain[c]	0.10	0.05

Total from investment operations	0.32	0.07

Less distributions from:
Net investment income	(0.19)	—

Total distributions	(0.19)	—

Net asset value, end of period	$50.20	$50.07

Total return	0.63%[d]	0.14%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$246,002	$102,634
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.89%	0.42%
Portfolio turnover rate[f]	16%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Liquidity Income[a]	Diversified
Short Maturity Bond	Non-diversified

[a]	The Fund commenced operations on December 11, 2013.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Funds may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Liquidity Income
Assets:
Asset-Backed Securities	$—	$1,375,469	$199,980	$1,575,449
Certificates of Deposit	—	2,926,211	—	2,926,211
Commercial Paper	—	2,421,750	—	2,421,750
Corporate Bonds & Notes	—	15,062,529	—	15,062,529
Repurchase Agreements	—	3,450,000	—	3,450,000
Money Market Funds	602,625	—	—	602,625

	$602,625	$25,235,959	$199,980	$26,038,564

Short Maturity Bond
Assets:
Asset-Backed Securities	$—	$59,957,279	$1,297,472	$61,254,751
Collateralized Mortgage Obligations	—	27,902,090	4,727,104	32,629,194
Corporate Bonds & Notes	—	137,274,292	—	137,274,292
Foreign Agency Obligations	—	3,833,474	—	3,833,474
Foreign Government Obligations	—	6,759,098	—	6,759,098
Municipal Debt Obligations	—	1,442,261	—	1,442,261
Money Market Funds	6,045,534	—	—	6,045,534
Forward Currency Contracts[a]	—	17,500	—	17,500
Liabilities:
Forward Currency Contracts[a]	—	(7,102)	—	(7,102)

	$6,045,534	$237,178,892	$6,024,576	$249,249,002

[a]	Forward currency contracts are valued at the unrealized appreciation/depreciation on the contracts.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table includes a rollforward for the period ended April 30, 2014 of investments whose values are classified as Level 3 as of the beginning or end of the period.

iShares Short Maturity Bond ETF	Asset-Backed Securities	Collateralized Mortgage Obligations
Balance at beginning of period	$631,056	$—
Realized gain (loss) and change in unrealized appreciation/depreciation	2	(11,714)
Purchases	1,414,976	2,551,167
Sales	(117,506)	(662,904)
Transfers ina	—	2,850,555
Transfers out[a]	(631,056)	—

Balance at end of period	$1,297,472 [b]	$4,727,104 [b]

Net change in unrealized appreciation/ depreciation on investments still held at end of period	$—	$(24,281)

[a]	Represents the value as of the beginning of the reporting period.
[b]	The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table summarizes the Funds’ open repurchase agreements as of April 30, 2014 which are subject to offset under an MRA:

iShares ETF	Market Value of Repurchase Agreements	Non-cash Collateral Received [a]	Net Amount
Liquidity Income	$3,450,000	$3,450,000	$—

[a]	Collateral received in excess of the market value of repurchase agreements is not presented for financial reporting purposes. The total collateral received is disclosed in the Funds’ schedules of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Liquidity Income	$585,918	$585,918	$—
Short Maturity Bond	1,963,375	1,963,375	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares Short Maturity Bond ETF.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Liquidity Income	0.18%
Short Maturity Bond	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the year ended April 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Liquidity Income	$10
Short Maturity Bond	119

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended April 30, 2014 were as follows:

iShares ETF	Purchases	Sales
Liquidity Income	$14,653,991	$754,268
Short Maturity Bond	151,589,220	25,183,271

There were no in-kind transactions for the period ended April 30, 2014.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

As of April 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Liquidity Income	$26,019,231	$20,697	$(1,364)	$19,333
Short Maturity Bond	248,986,715	428,679	(176,790)	251,889

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Short Maturity Bond ETF as of April 30, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts / Net assets consist of – net unrealized appreciation (depreciation)	$17,500

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts / Net assets consist of – net unrealized appreciation (depreciation)	$(7,102)

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Short Maturity Bond ETF during the period ended April 30, 2014 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$24,474	$7,213

For the period ended April 30, 2014, the average quarter-end number of forward currency contracts and average amounts sold in U.S. dollars for the iShares Short Maturity Bond ETF were 3 and $5,970,546, respectively.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table presents the exposure of the open forward currency contracts held by the iShares Short Maturity Bond ETF that are subject to potential offset on the statement of assets and liabilities as of April 30, 2014:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$17,500	$(4,071)	$13,429

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$(7,102)	$4,071	$(3,031)

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	33

Board Review and Approval of Investment Advisory

Contract

iSHARES® U.S. ETF TRUST

iShares Liquidity Income ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed the Advisory Contract.

At a meeting held on December 6-7, 2012, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, actively managed exchange traded funds that pursue strategies similar to that of the Fund, the Lipper Group included, in part, mutual funds, exchange traded funds, or funds with differing characteristics, as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the proposed investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock in December 2009. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since then, including, in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund, although not in an exchange traded format. The Board further noted that BFA provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive, services to be provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board acknowledged management’s

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

assertion that the Fund’s advisory fee rate had been proposed, in part, for competitive reasons in the ETF market and was reflective of a discount to the full value of the services to be rendered by BFA to the Fund.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any lending of the Fund’s securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Short Maturity Bond	$0.183170	$—	$0.002481	$0.185651	99%	—%	1%	100%

SUPPLEMENTAL INFORMATION	37

Notes:

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-108-0414

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	June 23, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	June 23, 2014